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                                                                   April 1, 2011

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Pre-effective amendments #1 to registration statements on Form N-4; file nos. 333-170466 and 333-170468

Dear Ms. Samuel:

We are filing pre-effective amendment #1 to each of the above-referenced registration statements. In these filings, we respond to comments you provided on prior correspondence filings with respect to these registration statements. Under separate cover, we will send you a copy of each prospectus, marked to show the changes we made in response to your comments of March 29, 2011.

A summary of your comments, along with our proposed responses follows.

     1. Comment: On the inside front cover, you asked us to modify the disclosure regarding the availability of investment options to clarify that each listed option is available if an optional living benefit is not elected.

          Response: We have revised the sentence accordingly.

     2. Comment: In the paragraph immediately after the heading "Summary of Contract Fees and Charges", you asked us, in an effort to minimize disclosure in the fee table section, to eliminate the definitions for "Account Value", "DCA MVA Option", and "Sub-account."

          Response: We have done so. Because these terms either are self-evident or (as in the case of DCA MVA Option) are explained in the context of the applicable section of the prospectus, we have not moved these definitions elsewhere in the prospectus.

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     3.   Comment: You asked us to move certain text appearing after the CDSC table and also to un-bold the bolded sentence in that disclosure.

          Response: We have made those changes.

     4. Comment: You asked us to make certain disclosure changes to the fee table footnotes concerning the CDSC, the tax charge, the Premium-Based Charge, and the Beneficiary Continuation Option. You also asked that we remove (or relocate) the definitions. Finally, you asked us to reduce the font size of the footnote concerning the mortality & expense risk charge.

Response: We have made those revisions.

     5. Comment: In the lead-in language to the underlying fund fee table, you asked us to delete the following sentence: "The existence of additional voluntary fee waivers and/or reimbursements have been reflected in the footnotes."

Response:  We have done so.

     6. Comment: in the Expense Example section, you asked us to delete the following sentence, because at present, all portfolios are available for investment (except the AST Investment Grade Bond Portfolio):
          "[n]ot all Portfolios offered as Sub-accounts may be available depending on the applicable jurisdiction and/or the selling firm."

Response:  We have done so.

     7. Comment: in the Summary section, you suggested certain editorial changes to the section concerning Guaranteed Lifetime Withdrawal Benefits.

Response:  We have made those changes.

     8. Comment: In the section concerning medically-related surrenders, you asked us to re-word the disclosure concerning the maximum amount of medically-related surrender.

Response:  We have done so.

     9. Comment: in the introductory language to the Living Benefits section, you asked

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          us to revise the following sentence: "[t]hese restrictions and the use of the formula may reduce the risk that we will be required to make payments to you under the living benefits."

     Response:  we have made the requested revision.

     10. Comment: in the Other Important Considerations section of Highest Daily Lifetime Income and Spousal Highest Daily Lifetime Income, you asked that the bullet point regarding the CDSC and the Annual Income Amount be clarified.

Response:  We have done so.

     11. Comment: In the section entitled How to Contact Us, you asked about the reference to the Prudential Annuities.com web site, and wanted to know whether a an Annuity Owner could obtain information about his/her specific contract through that site.

Response: By going to that web site address, an existing customer can view information about our annuities generally. In addition, the menu within that site clearly and easily directs existing Annuity Owners to our "Service On Line" site, at which they can obtain information on their specific annuity.

We represent and acknowledge that:

     . the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and

     . staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filings; and

     . the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the placecountry-regionUnited States.

We appreciate your attention to these filings.

                                                  Sincerely,


                                                  /s/C. Christopher Sprague
                                                  -------------------------
                                                  C. Christopher Sprague